CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS
Summary of Cash and cash equivalents

	December 31,	December 31,	December 31,
	2022	2021	2020
Cash at banks	10,497,570	13,215,729	3,502,288
– Time deposit	8,398,404	4,082,644	1,402,618
– Demand deposit	2,099,166	9,133,085	2,099,670
Total	10,497,570	13,215,729	3,502,288

Summary of time deposit, maturity dates and interest rates

Currency	Maturity	Interest rate %	December 31, 2022
US$	January 31, 2023	3	7,409,009
TL	January 2, 2023	14	695,250
TL	January 10, 2023	15	128,354
TL	January 16, 2023	15	106,962
TL	January 25, 2023	20	58,829
Total			8,398,404

Currency	Maturity	Interest rate %	December 31, 2021
US$	January 2, 2022	1	2,565,340
US$	January 2, 2022	1	879,598
TL	January 4, 2022	17	457,648
TL	February 2, 2022	20	180,058
Total			4,082,644

Currency	Maturity	Interest rate %	December 31, 2020
US$	March 31, 2021	0.85	2,005,323
TL	January 2, 2021	13	94,347
Total			2,099,670